Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure In Entirety Of Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information
Supplement cash flow information for the year ended 31 December 2022, 2021 and 2020 is included below (in thousands).

Non-cash investing and financing activities	2022	2021	2020
Acquisition of property, plant and equipment in trade payables	4,131	3,812	—
Acquisition of intangibles in trade payables and other current liabilities	4,075	—	—
Right-of-use assets obtained through new operating leases	9,583	18,871	15,204
Addition of the Facility through Aztiq Convertible Bond	115,005	—	—
Non-cash issuance of Aztiq Convertible Bond	80,000	—	—
Equity issued through conversion of borrowings	32,200	346,043	30,000
Acquisition of other intangible assets through financing agreements	—	461	—